UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of

the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period July 1, 2026 to September 30, 2026

Date of Report (Date of earliest event reported) November 13, 2026

Commission File Number of securitizer: N/A

Central Index Key Number of securitizer: 0001592182

LMF Commercial, LLC

(Exact name of securitizer as specified in its charter)

John Herman (305) 485-2077

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [_]

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Name of Issuing Entity (a)	Check if Registered (b)	Name of Originator (c)	Total Assets in ABS by Originator(1)			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected			Notes
			# (d)	$ (e)	% of principal balance (f)	# (g)	$ (h)	% of principal balance (i)	# (j)	$ (k)	% of principal balance (l)	# (m)	$ (n)	% of principal balance (o)	# (p)	$ (q)	% of principal balance (r)	# (s)	$ (t)	% of principal balance (u)	# (v)	$ (w)	% of principal balance (x)
Wells Fargo Commercial Mortgage Trust 2024-5C1 (CIK # 0002028411)	X	LMF Commercial, LLC	4	$67,200,000	9.2%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$13,000,0000	1.8%	0	0.00	0.00	0	0.00	0.00	(2)
BMO 2024-5C4 Mortgage Trust (CIK # 0002016125)	X	LMF Commercial, LLC	5	$54,100,000	6.3%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$15,000,000	1.7%	0	0.00	0.00	0	0.00	0.00	(2)
Wells Fargo Commercial Mortgage Trust 2024-5C2 (CIK # 0002039768)	X	LMF Commercial, LLC	5	$32,297,323	1.4%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$10,000,000	1.4%	0	0.00	0.00	0	0.00	0.00	(2)
BBCMS Mortgage Trust 2024-C26 (CIK # 0002020017)	X	LMF Commercial, LLC	5	$47,810,000	5.9%	0	0.00	0.00	0	0.00	0.00	0	0.00	0.00	1	$15,000,000	0.9%	0	0.00	0.00	0	0.00	0.00	(2)

____________________________________________

The following notes apply generally to the table above:

(1)       “Originator” generally refers to the party identified in securities offering materials at the time of issuance for purposes of meeting applicable SEC disclosure requirements.

(2)	In the event a demand was received in prior reporting periods, such activity is being reported as assets pending repurchase or replacement within the cure period (columns m/n/o) or as demand in dispute (columns p/q/r), as applicable, until the earlier of the reporting of (i) the repurchase or replacement of such asset (columns j/k/l), (ii) the withdrawal of such demand (columns s/t/u), or (iii) the rejection of such demand (columns v/w/x), as applicable.
(3)	Assets included in “Assets That Were Subject of Demand” include only assets where a demand was made during the reporting period. Assets for which a demand was reported in a prior reporting period will not be listed in this column for the reporting period.

SIGNATURE

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: November 13, 2026	LMF COMMERCIAL, LLC
(Securitizer)

	By:	/s/ John Herman
		Name:	John Herman
		Title:	Chief Investment Officer